Six Circles Ultra Short Duration Fund Investment Strategy - Six Circles Ultra Short Duration Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. While the Fund may invest in securities with various maturities, under normal market conditions, the Fund will seek to maintain an average effective portfolio duration of one year or less. Average effective portfolio duration could at times be higher, though it will not under normal market conditions exceed two years.WHAT IS DURATION?Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). In contrast to duration, maturity measures only the time until final payment is due. Investors should be aware that effective duration is not an exact measurement and may not predict a particular security’s sensitivity to changes in interest rates.As part of its principal investment strategy, the Fund may invest in debt securities of corporate issuers, obligations of governments, government agencies or instrumentalities, including U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, municipal securities, securities issued or guaranteed by supranational organizations and securities issued or guaranteed by foreign governments. The Fund may also invest in money market instruments such as certain instruments described above, as well as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. The instruments in which the Fund invests may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities (residential and commercial) (and which may include “to be announced” (“TBA”) transactions), zero-coupon securities, convertible securities, inflation-indexed bonds, repurchase agreements, privately-issued (Rule 144A) securities, Regulation S securities, structured notes, collateralized loan obligations, loan participations, loan assignments and other securities and instruments bearing fixed or variable interest rates. The Fund may also invest in foreign securities, including emerging market securities, that are U.S. dollar denominated or non-U.S. dollar denominated, and the Fund may seek to hedge such securities’ currency exposure to the U.S. dollar. The Fund may also invest in other investment companies, such as open-end, closed-end and exchange-traded funds. Most of the Fund’s investments will be investment grade at the time of investment, although up to 10% of the Fund’s total assets may be invested in below investment grade securities (determined at the time of investment) as described below. The Fund’s investment grade investments will at the time of investment: (i) carry a short-term rating of P-2, A-2 or F2 or higher by any of Moody’s Investors Service Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”), respectively, or the equivalent by another nationally recognized statistical rating organization (“NRSRO”); (ii) carry a long-term rating of Baa3, BBB– or BBB– or higher by any of Moody’s, S&P and Fitch, respectively, or the equivalent by another NRSRO; or (iii) if such investments are unrated, be deemed by a Sub-Adviser (as defined below) to be of comparable quality at the time of investment. The Fund may invest up to 10% of its total assets in securities that are rated below investment grade (commonly known as “high yield securities” or “junk bonds”), or are unrated securities that a Sub-Adviser determines are of comparable quality. These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. Due to the nature of the investments in which the Fund is seeking to invest, a significant portion of the issuers of the investments in the Fund’s portfolio may be in the financials sector. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price and to limit investment risk. In addition, shareholders are not eligible for certain simplified methods for calculating gains and losses afforded to money market mutual fund shareholders.The Fund has flexibility to invest in derivatives and may use such instruments as substitutes for securities and other instruments in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. The Fund may use futures, options, swaps, and forward contracts, as well as repurchase agreements and reverse repurchase agreements, in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund. The Fund will likely engage in active and frequent trading. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), constructs the Fund’s portfolio by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each, a “Sub-Adviser”). The Adviser will periodically review and determine the allocations among investment strategies and may make changes to these allocations when it believes it is beneficial to the Fund. As such, the Adviser may, in its discretion, add to, delete from or modify the categories of investment strategies employed by the Fund at any time. In making allocations among investment strategies and/or in changing the categories of investment strategies employed by the Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs. Each Sub-Adviser may use both its own proprietary and external research and securities selection process to manage its allocated portion of the Fund’s assets. The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-Adviser. The Adviser is not required to allocate a minimum amount of Fund assets to any specific Sub-Adviser and may allocate, or re-allocate, zero Fund assets to a specific Sub-Adviser at any time. The Adviser engages the following Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and Pacific Investment Management Company LLC (“PIMCO”). The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time. For example, due to market conditions, the Adviser may choose not to allocate Fund assets to a Sub-Adviser or may reduce the portion of the Fund allocated to a Sub-Adviser to zero. Each Sub-Adviser is responsible for deciding which securities to purchase and sell for its respective portion of the Fund and for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct Sub-Advisers as needed on certain Fund transactions and manage a portion of the Fund’s portfolio directly, including without limitation, for portfolio hedging, to temporarily adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a Sub-Adviser’s resignation or removal. Below is a summary of each current Sub-Adviser’s investment approach. BlackRock With respect to its allocated portion of the Fund, BlackRock primarily invests in fixed and floating-rate securities of varying maturities, such as corporate and government bonds, agency securities, instruments of U.S. and non-U.S. issuers, including emerging market securities, privately-issued securities, securitized products, including asset-backed and mortgage-backed securities (residential and commercial), structured securities, money market instruments, repurchase agreements and securities issued by investment companies. BlackRock may use derivatives such as options, futures or swap agreements to gain exposure to any or all of the foregoing types of investments. BlackRock will actively manage its portfolio and does not seek to replicate the performance of a specified index. The portfolio may have a higher portfolio turnover than portfolios that seek to replicate the performance of a specified index. BlackRock’s portfolio management team invests across a range of assets while using a disciplined credit research process to analyze an underlying issuer’s creditworthiness and valuation. The strategy seeks to generate current income consistent with capital preservation by primarily investing in short-term, investment grade bonds.PIMCO With respect to its allocated portion of the Fund, PIMCO invests, under normal circumstances, mainly in a portfolio of bonds, debt securities, securitized products and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities with varying maturities, which may be represented by forwards or derivatives such as options, futures or swap agreements. PIMCO’s strategy focuses on active management of high-quality, fixed income and cash equivalent securities to seek to preserve principal and maintain liquidity. Multiple sources of value are used to seek to generate consistent returns, which include both top-down and bottom-up strategies. Considerations of term, credit, volatility and liquidity are combined with multiple concurrent strategies to build the portfolio and potentially generate value.